Finance income and cost (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of finance income

	2024		2023		2022
Interest on cash and equivalents	US$	39,941	US$	32,461	US$	12,036
Interest on recovery of guarantee deposits		8,079		4,611		155
Interest on cash and equivalents held in the trust CIB/3249		1,424		1,150		711
	US$	49,444	US$	38,222	US$	12,902

Schedule of finance cost

	2024		2023		2022
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 14)	US$	250,530	US$	191,967	US$	174,769
Interest on asset-backed trust notes		19,496		16,969		12,049
Cost of letter credit notes		6,744		5,477		4,131
Interest on debts and borrowings (1)		14,125		2,851		533
Other finance costs		1,497		1,153		584
Derivative financial instruments loss (Note 4)		896		579		161
Bank fees and others		351		347		308
	US$	293,639	US$	219,343	US$	192,535
(1)	The borrowing costs related to the construction of qualifying assets are capitalized as part of the cost of the asset (Note 12). Interest expense not capitalized is related to the short-term working capital facility.

Schedule of capitalized interest

	2024		2023		2022
Interest on debts and borrowings	US$	49,232	US$	24,752	US$	8,448
Capitalized interest (Note 12)		(35,107)		(21,901)		(7,915)
Net interest on debts and borrowing in the consolidated statements of operations	US$	14,125	US$	2,851	US$	533